BALANCES AND TRANSACTIONS WITH EXECUTIVE OFFICERS AND CERTAIN SHAREHOLDERS (Narrative) (Details)	Dec. 31, 2021
ARK Investment Management LLC [Member]
Statement Line Items [Line Items]
Ownership percentage held by other entity in the Company	6.01%
Corteva [Member]
Statement Line Items [Line Items]
Ownership Percentage Held By Other Entity In Subsidiary	27.28%